Short-term Investments	12 Months Ended
Aug. 31, 2020
Short-term Investments
Short-term Investments

6.   Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Commercial banks deposits	62,270	243,013	35,489
Available-for-sale securities	392,156	243,743	35,597
	454,426	486,756	71,086

For the years ended August 31, 2018, 2019 and 2020, the Group recognized interest income related to its commercial bank deposits of RMB21,291, RMB11,679 and RMB1,994 (US$174), respectively, in the consolidated statements of income/(loss).

6.    Short-term Investments (continued)

For the years ended August 31, 2018, 2019 and 2020, the Group recognized realized gain on disposal of available-for-sale securities of RMB18,451, RMB11,451 and RMB7,110 (US$1,038), respectively, as other income in the consolidated statements of income/(loss). As of August 31, 2018, 2019 and 2020, there were unrealized gains/(loss) of RMB(1,776), RMB(1,802) and RMB4,451 (US$650), respectively, and accrued interest of nil, RMB4,088 and nil, respectively.